Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Equity Option [Member]	Retained Earnings [Member]
Beginning balance, value at Dec. 31, 2018	$ 378,009,884	$ 20,625,372	$ 20,721,850	$ (251,416,280)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2018	99,395,048
Net loss for the period				(2,760,358)
Ending balance, value at Mar. 31, 2019	378,009,884	20,625,372	20,752,893	(254,176,638)
Stock option compensation (Note 9)			31,043
Beginning balance, value at Dec. 31, 2018	$ 378,009,884	20,625,372	20,721,850	(251,416,280)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2018	99,395,048
Ending balance, value at Jun. 30, 2019	$ 302,469,647	20,625,372	20,752,893	(257,895,247)
Beginning balance, value at Mar. 31, 2019	378,009,884	20,625,372	20,752,893	(254,176,638)
Net loss for the period				(3,718,609)
Ending balance, value at Jun. 30, 2019	302,469,647	20,625,372	20,752,893	(257,895,247)
Return of capital (Note 11)	(75,540,237)
Beginning balance, value at Dec. 31, 2019	$ 302,469,647	20,625,372	20,752,893	(264,563,178)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	99,395,048
Net loss for the period				(1,481,972)
Ending balance, value at Mar. 31, 2020	302,469,647	20,625,372	20,752,893	(266,045,150)
Beginning balance, value at Dec. 31, 2019	$ 302,469,647	20,625,372	20,752,893	(264,563,178)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	99,395,048
Ending balance, value at Jun. 30, 2020	$ 302,469,647	20,625,372	20,752,893	(268,167,742)
Beginning balance, value at Mar. 31, 2020	302,469,647	20,625,372	20,752,893	(266,045,150)
Net loss for the period				(2,122,592)
Ending balance, value at Jun. 30, 2020	$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (268,167,742)